Business Combination (Details) - USD ($)		6 Months Ended
	Sep. 01, 2021	Sep. 30, 2021	Sep. 30, 2020
Business Acquisition [Line Items]
Issuance of ordinary shares for business combination	2,900,000
Net revenue		$ 11,851,792	$ 15,313,780
Net (loss)/income		(43,364)	$ 4,392,693
Shenzhen Jisen Information Tech Limited
Business Acquisition [Line Items]
Issuance of ordinary shares for business combination	2,900,000
Net revenue		49,309
Net (loss)/income		$ 5,130
Evaluation period of asset values	1 year
Shenzhen Jisen Information Tech Limited | Computer software copyrights
Business Acquisition [Line Items]
Estimated useful life of identifiable intangible assets acquired		5 years
Shenzhen Jisen Information Tech Limited | Shenzhen Jisen Information Tech Limited
Business Acquisition [Line Items]
Percentage of ownership acquired	100.00%
Issuance of ordinary shares for business combination	2,900,000
Share price of ordinary shares issued for business combination	$ 1.60